REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Revenue from Contract with Customer [Abstract]
The following table presents revenues from contracts with customers disaggregated by product/service:

The following table presents revenues from contracts with customers disaggregated by product/service:

	Three Months Ended May 31, 2023	Three Months Ended May 31, 2022
Device rental activities	$238,149	$239,805
Direct sales of goods and services	147,059	145,352
	$385,208	$385,157

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 28, 2023	Year Ended February 28, 2022
Device rental activities	$754,126	$592,401
Direct sales of goods and services	577,830	854,708
	$1,331,956	$1,447,109